Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 5,956	€ 5,995
Share-based payments (employees and executives)	350	147
Social security expenses	1,873	2,001
Total personnel expenses	8,179	8,143
Research and development expenses | R&D
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	700	962
Share-based payments (employees and executives)	55	(38)
Social security expenses	290	432
Total personnel expenses	1,045	1,356
Research and development expenses | Clinical studies
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	5,256	5,033
Share-based payments (employees and executives)	295	185
Social security expenses	1,583	1,569
Total personnel expenses	7,134	6,787
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	2,140	2,482
Share-based payments (employees and executives)	311	179
Social security expenses	856	974
Total personnel expenses	€ 3,307	€ 3,635